Financial risk management (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ (8,340)	$ 5,487	$ 6,662
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Total	(12,635)	8,317	10,094
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	$ 4,295	$ (2,830)	$ (3,432)